Information Reconciles Changes in Company's Warranty Reserve and Related Costs (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Regulatory Assets [Abstract]
Warranty reserve, December 31, 2009	$ 248	$ 167	$ 63	$ 87
Cost of warranty claims	(130)	(244)	(518)	(173)
Warranty accrual	173	325	622	149
Warranty reserve, December 31, 2010	$ 291	$ 248	$ 167	$ 63